Initial Public Offering (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Initial Public Offering [Abstract]
Schedule of Common Stock Reflected on the Balance Sheet is Reconciled	As of September 30, 2024 and March 31,2024, the common stock reflected on the balance sheet is reconciled in the following table:
Common stock subject to possible redemption, March 31, 2023	$59,544,769
Redemption of common stock	(8,157,801)
Plus:
Accretion of carrying value to redemption value	4,039,650
Common stock subject to possible redemption, March 31, 2024	55,426,618
Redemption of common stock	(38,044,345)
Plus:
Accretion of carrying value to redemption value	1,115,853
Common stock subject to possible redemption, September 30, 2024	$18,498,126
As of March 31, 2024 and 2023, the common stock reflected on the balance sheet is reconciled in the following table:
Common stock subject to possible redemption, March 31, 2022	$48,269,081
Plus:
Accretion of carrying value to redemption value	11,275,688
Common stock subject to possible redemption, March 31, 2023	59,544,769
Redemption of common stock	(8,157,801)
Plus:
Accretion of carrying value to redemption value	4,039,650
Common stock subject to possible redemption, March 31, 2024	$55,426,618